Segmented information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented information

Note 3	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on adjusted EBITDA, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other expense are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
Our Bell Wireless segment provides wireless voice and data communication products and services to our residential, small and medium-sized business and large enterprise customers as well as consumer electronics products across Canada.
Our Bell Wireline segment provides data, including Internet access and IPTV, local telephone, long distance, as well as other communication services and products to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,355	11,314	2,681	—	20,350
Inter-segment service revenues			45	358	355	(758)	—
Operating service revenues			6,400	11,672	3,036	(758)	20,350
External product revenues			2,593	506	—	—	3,099
Inter-segment product revenues			6	—	—	(6)	—
Operating product revenues			2,599	506	—	(6)	3,099
Total external revenues			8,948	11,820	2,681	—	23,449
Total inter-segment revenues			51	358	355	(764)	—
Total operating revenues			8,999	12,178	3,036	(764)	23,449
Operating costs		4	(5,146)	(6,863)	(2,311)	764	(13,556)
Adjusted EBITDA (1)			3,853	5,315	725	—	9,893
Severance, acquisition and other costs		5					(209)
Depreciation and amortization	17,	19					(4,609)
Finance costs
Interest expense		6					(1,082)
Interest on post-employment benefit obligations		27					(20)
Impairment of assets		7					(197)
Other income		8					160
Income taxes		9					(1,044)
Net earnings							2,892
Goodwill		22	3,046	4,580	2,946	—	10,572
Indefinite-life intangible assets		19	6,148	1,692	1,935	—	9,775
Capital expenditures			1,120	3,597	120	—	4,837
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,122	11,341	2,369	—	19,832
Inter-segment service revenues			47	321	381	(749)	—
Operating service revenues			6,169	11,662	2,750	(749)	19,832
External product revenues			2,508	543	—	—	3,051
Inter-segment product revenues			6	1	—	(7)	—
Operating product revenues			2,514	544	—	(7)	3,051
Total external revenues			8,630	11,884	2,369	—	22,883
Total inter-segment revenues			53	322	381	(756)	—
Total operating revenues			8,683	12,206	2,750	(756)	22,883
Operating costs		4	(5,017)	(6,960)	(2,055)	756	(13,276)
Adjusted EBITDA (1)			3,666	5,246	695	—	9,607
Severance, acquisition and other costs		5					(116)
Depreciation and amortization	17,	19					(4,404)
Finance costs
Interest expense		6					(1,110)
Interest on post-employment benefit obligations		27					(46)
Impairment of assets		7					(472)
Other expense		8					(194)
Income taxes		9					(792)
Net earnings from continuing operations							2,473
Net earnings from discontinued operations		37					226
Net earnings							2,699
Goodwill		22	3,046	4,612	2,946	—	10,604
Indefinite-life intangible assets		19	4,063	1,692	2,085	—	7,840
Capital expenditures			916	3,161	125	—	4,202
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Services(1)
Wireless	6,355	6,122
Wireline data	7,871	7,691
Wireline voice	3,154	3,402
Media	2,681	2,369
Other wireline services	289	248
Total services	20,350	19,832
Products(2)
Wireless	2,593	2,508
Wireline data	463	494
Wireline equipment and other	43	49
Total products	3,099	3,051
Total operating revenues	23,449	22,883
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.